Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 2,824,769	$ 3,738,130	$ 3,019,668
Shareholder [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets			50,431
Payments in advance of directors' and syndics' fees [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	2,071	5,054	19,527
Payments in advance to personnel [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	50,385	18,382	18,416
Tax Credits [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	115,558	61,460	251,330
Payments in advance [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	448,545	449,312	398,684
Advances for purchase of assets [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	1,141,114	2,180,993	1,103,230
Investment property [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	290,894	296,418	302,453
Other miscellaneous assets measured at cost [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	696,996	588,468	681,033
Assets acquired through foreclosures [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	32,852	54,787	31,041
Other Non financial asset [member]
Disclosure of Other Non Financial Assets [line items]
Other non-financial assets	$ 46,354	$ 83,256	$ 163,523